Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (16.2%)
	Alphabet Inc. Class A	4,293,313	1,632,919
	Alphabet Inc. Class C	3,448,275	1,298,034
	Meta Platforms Inc. Class A	1,612,818	1,020,123
*	Netflix Inc.	3,113,358	267,811
	Electronic Arts Inc.	78,013	15,737
*	Take-Two Interactive Software Inc.	66,890	14,994
*,1	EchoStar Corp. Class A	99,074	12,799
*	Live Nation Entertainment Inc.	61,850	10,416
	TKO Group Holdings Inc. Class A	49,032	10,060
	Fox Corp. Class A	97,258	6,217
	Fox Corp. Class B	69,675	3,999
			4,293,109
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	3,817,837	1,033,259
*	Tesla Inc.	1,285,847	560,359
	Booking Holdings Inc.	594,332	99,509
	TJX Cos. Inc.	450,387	69,697
	McDonald's Corp.	231,034	64,505
	Marriott International Inc. Class A	162,172	60,912
	Hilton Worldwide Holdings Inc.	168,977	55,367
*	O'Reilly Automotive Inc.	620,727	53,929
	Royal Caribbean Cruises Ltd.	185,463	52,788
*	DoorDash Inc. Class A	275,567	43,895
	eBay Inc.	246,602	26,946
	Carnival Corp. Ltd.	947,900	26,598
	Ross Stores Inc.	114,464	26,525
*	AutoZone Inc.	7,952	23,341
	Tapestry Inc.	149,279	21,714
*	Airbnb Inc. Class A	146,664	19,552
	Expedia Group Inc.	86,264	19,478
*	Carvana Co.	265,686	19,395
*	Ulta Beauty Inc.	32,691	16,635
	Yum! Brands Inc.	100,528	14,873
	Las Vegas Sands Corp.	223,389	11,297
	Ralph Lauren Corp.	28,583	10,401
	Wynn Resorts Ltd.	62,132	6,289
*	Norwegian Cruise Line Holdings Ltd.	186,966	3,429
			2,340,693
Consumer Staples (1.0%)
	Philip Morris International Inc.	642,815	114,022
	Coca-Cola Co.	1,199,168	94,746
*	Monster Beverage Corp.	525,597	46,295
	Casey's General Stores Inc.	27,327	20,964
			276,027
Financials (8.2%)
*	Berkshire Hathaway Inc. Class B	1,352,213	641,598
	JPMorgan Chase & Co.	1,267,821	379,472
	Visa Inc. Class A	681,836	222,524
	Mastercard Inc. Class A	402,363	198,759
	Goldman Sachs Group Inc.	136,911	140,410
	Morgan Stanley	541,253	112,581
	American Express Co.	268,577	84,997
*	Robinhood Markets Inc. Class A	582,549	54,934
	Progressive Corp.	242,177	46,111
	Bank of New York Mellon Corp.	319,520	44,551
	S&P Global Inc.	99,277	42,093
	CME Group Inc.	148,820	40,708
	Interactive Brokers Group Inc. Class A	328,300	28,552
	KKR & Co. Inc.	273,307	26,221
	Moody's Corp.	54,314	24,618
	Apollo Global Management Inc.	181,320	23,338

		Shares	Market Value ($000)
	MSCI Inc.	28,170	17,786
	Cboe Global Markets Inc.	39,400	13,142
	Cincinnati Financial Corp.	67,680	10,654
	W R Berkley Corp.	125,528	7,976
			2,161,025
Health Care (5.7%)
	Eli Lilly & Co.	584,285	645,635
	Johnson & Johnson	1,048,394	236,235
	AbbVie Inc.	599,472	130,517
*	Intuitive Surgical Inc.	261,836	111,186
	Amgen Inc.	269,960	90,920
	Gilead Sciences Inc.	494,025	66,412
	HCA Healthcare Inc.	115,361	43,669
*	Boston Scientific Corp.	732,441	35,384
*	IDEXX Laboratories Inc.	58,906	33,195
	Stryker Corp.	106,549	32,507
*	Edwards Lifesciences Corp.	196,632	17,003
*	Veeva Systems Inc. Class A	68,961	12,023
*	Incyte Corp.	123,525	11,950
	ResMed Inc.	58,977	11,239
*	Dexcom Inc.	145,002	10,692
*	Mettler-Toledo International Inc.	7,096	8,377
	STERIS plc	36,223	7,706
*	Insulet Corp.	51,956	7,530
			1,512,180
Industrials (6.1%)
	Caterpillar Inc.	343,140	300,546
	GE Vernova Inc.	198,717	192,422
	RTX Corp.	989,815	177,830
	GE Aerospace	402,193	130,214
*	Uber Technologies Inc.	1,517,756	106,850
	Vertiv Holdings Co. Class A	282,089	89,058
	Quanta Services Inc.	109,929	78,240
	Howmet Aerospace Inc.	295,633	76,347
*	Boeing Co.	254,789	58,894
	TransDigm Group Inc.	41,636	52,391
	Comfort Systems USA Inc.	25,954	47,449
	Cummins Inc.	68,188	44,092
	Parker-Hannifin Corp.	52,062	43,973
	Johnson Controls International plc	297,730	39,914
	Trane Technologies plc	86,602	39,084
	General Dynamics Corp.	99,273	34,430
	EMCOR Group Inc.	33,032	27,312
	United Rentals Inc.	25,982	25,870
	Rockwell Automation Inc.	45,530	20,537
*	Axon Enterprise Inc.	38,336	17,202
	Rollins Inc.	215,942	10,279
	Verisk Analytics Inc.	54,597	9,554
	Allegion plc	34,199	4,448
			1,626,936
Information Technology (52.6%)
	NVIDIA Corp.	17,918,495	3,783,311
	Microsoft Corp.	5,475,534	2,465,304
	Apple Inc.	5,412,826	1,689,127
	Broadcom Inc.	3,496,168	1,561,983
	Micron Technology Inc.	829,956	805,887
*	Advanced Micro Devices Inc.	1,202,290	620,502
	Lam Research Corp.	920,907	293,014
*	Palantir Technologies Inc. Class A	1,684,466	263,686
	Applied Materials Inc.	585,305	263,422
	Cisco Systems Inc.	1,544,190	185,951
	KLA Corp.	96,657	185,747
*	Sandisk Corp.	108,842	184,485
	Oracle Corp.	650,208	146,804
*	Crowdstrike Holdings Inc. Class A	185,864	135,867
	Amphenol Corp. Class A	906,452	134,844
*	AppLovin Corp. Class A	199,863	122,534
*	Arista Networks Inc.	761,515	121,439

			Shares	Market Value ($000)
		International Business Machines Corp.	358,380	106,726
*		Palo Alto Networks Inc.	333,685	93,996
		Seagate Technology Holdings plc	102,884	90,517
		Corning Inc.	397,259	71,967
*		Ciena Corp.	103,869	60,268
*		Datadog Inc. Class A	242,229	59,915
*		ServiceNow Inc.	470,354	58,498
		Monolithic Power Systems Inc.	35,944	56,296
*		Coherent Corp.	138,347	50,008
*		Cadence Design Systems Inc.	126,530	47,440
*		Lumentum Holdings Inc.	52,665	45,027
*		Fortinet Inc.	293,656	40,516
		Intuit Inc.	114,843	38,074
		TE Connectivity plc	149,400	31,883
		Teradyne Inc.	66,970	25,068
*		First Solar Inc.	79,031	24,246
*		Autodesk Inc.	90,702	20,980
		VeriSign Inc.	60,750	17,337
		Jabil Inc.	47,375	17,271
*		Fair Isaac Corp.	8,564	10,710
*		Workday Inc. Class A	69,212	10,118
				13,940,768
Materials (0.3%)
		Newmont Corp.	804,750	88,370
Real Estate (0.5%)
		Welltower Inc.	514,576	105,658
		Simon Property Group Inc.	98,220	20,126
		Ventas Inc.	181,873	15,354
				141,138
Utilities (0.4%)
		Constellation Energy Corp.	153,925	44,292
		Vistra Corp.	235,019	37,657
		NRG Energy Inc.	115,820	15,529
				97,478
Total Common Stocks (Cost $15,808,464)				26,477,724
Rights (0.0%)
*,2		ABIOMED Inc. CVR (Cost $—)	56	—
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $38,029)	3.667%	380,336	38,030
Total Investments (100.0%) (Cost $15,846,493)				26,515,754
Other Assets and Liabilities—Net (0.0%)				10,011
Net Assets (100%)				26,525,765
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,855.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,961 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	18	10,946	549
E-mini S&P 500 Index	June 2026	12	4,557	83
				632

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/31/2027	BANA	6,809	(4.434)	211	—
JPMorgan Chase & Co.	10/5/2026	CITNA	2,815	(4.270)	—	(28)
JPMorgan Chase & Co.	8/31/2027	BANA	22,945	(4.417)	—	(561)
					211	(589)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	26,477,724	—	—	26,477,724
Rights	—	—	—	—
Temporary Cash Investments	38,030	—	—	38,030
Total	26,515,754	—	—	26,515,754

Derivative Financial Instruments
Assets
Futures Contracts[1]	632	—	—	632
Swap Contracts	—	211	—	211
Total	632	211	—	843
Liabilities
Swap Contracts	—	(589)	—	(589)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.